Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust IV
Entity Central Index Key	0001095726
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000021867
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class A
Trading Symbol	NRFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$60	1.16%
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
AssetsNet	$ 35,778,938
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$35,778,938 # of Portfolio Holdings (including overnight repurchase agreements)59 Portfolio Turnover Rate26% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.9%
Hotel & Resort REITs	3.1%
Office REITs	5.8%
Health Care REITs	8.4%
Diversified REITs	9.6%
Real Estate Management & Development	10.4%
Residential REITs	11.9%
Retail REITs	14.6%
Specialized REITs	16.5%
Industrial REITs	18.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000021869
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class C
Trading Symbol	NRCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$98	1.91%
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.91%
AssetsNet	$ 35,778,938
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$35,778,938 # of Portfolio Holdings (including overnight repurchase agreements)59 Portfolio Turnover Rate26% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.9%
Hotel & Resort REITs	3.1%
Office REITs	5.8%
Health Care REITs	8.4%
Diversified REITs	9.6%
Real Estate Management & Development	10.4%
Residential REITs	11.9%
Retail REITs	14.6%
Specialized REITs	16.5%
Industrial REITs	18.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000128774
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class N
Trading Symbol	NRFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$44	0.86%
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 35,778,938
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$35,778,938 # of Portfolio Holdings (including overnight repurchase agreements)59 Portfolio Turnover Rate26% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.9%
Hotel & Resort REITs	3.1%
Office REITs	5.8%
Health Care REITs	8.4%
Diversified REITs	9.6%
Real Estate Management & Development	10.4%
Residential REITs	11.9%
Retail REITs	14.6%
Specialized REITs	16.5%
Industrial REITs	18.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000021870
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class Y
Trading Symbol	NRFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$47	0.91%
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 35,778,938
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$35,778,938 # of Portfolio Holdings (including overnight repurchase agreements)59 Portfolio Turnover Rate26% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.9%
Hotel & Resort REITs	3.1%
Office REITs	5.8%
Health Care REITs	8.4%
Diversified REITs	9.6%
Real Estate Management & Development	10.4%
Residential REITs	11.9%
Retail REITs	14.6%
Specialized REITs	16.5%
Industrial REITs	18.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000179028
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2015 Fund
Class Name	Class N
Trading Symbol	NSFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2015 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$11	0.22%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 5,817,619
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,817,619 # of Portfolio Holdings (including overnight repurchase agreements)574 Portfolio Turnover Rate12% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	35.1%
Short-Term Investments	2.6%
Exchange-Traded Funds	3.3%
Banking	2.3%
Treasuries	2.8%
Mutual Funds	4.7%
Mortgage Related	5.8%
Affiliated Mutual Funds	43.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2015 Fund from Natixis Sustainable Future 2015 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2015 Fund from Natixis Sustainable Future 2015 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000179032
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2020 Fund
Class Name	Class N
Trading Symbol	NSFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2020 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$12	0.24%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 5,848,626
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,848,626 # of Portfolio Holdings (including overnight repurchase agreements)585 Portfolio Turnover Rate25% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.3%
Short-Term Investments	2.7%
Exchange-Traded Funds	4.1%
Banking	2.0%
Software	2.1%
Treasuries	2.6%
Mutual Funds	5.6%
Mortgage Related	5.8%
Affiliated Mutual Funds	36.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2020 Fund from Natixis Sustainable Future 2020 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2020 Fund from Natixis Sustainable Future 2020 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000179034
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2025 Fund
Class Name	Class N
Trading Symbol	NSFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2025 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$12	0.24%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 10,255,580
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$10,255,580 # of Portfolio Holdings (including overnight repurchase agreements)580 Portfolio Turnover Rate18% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	35.5%
Short-Term Investments	3.2%
Exchange-Traded Funds	4.9%
Capital Markets	2.0%
Banking	2.0%
Banks	2.1%
Semiconductors & Semiconductor Equipment	2.1%
Treasuries	2.4%
Software	2.4%
Mortgage Related	5.6%
Mutual Funds	7.3%
Affiliated Mutual Funds	30.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2025 Fund from Natixis Sustainable Future 2025 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.45% from 0.51%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2025 Fund from Natixis Sustainable Future 2025 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.45% from 0.51%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000179036
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2030 Fund
Class Name	Class N
Trading Symbol	NSFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2030 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$12	0.24%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 21,041,817
Holdings Count | Holding	590
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$21,041,817 # of Portfolio Holdings (including overnight repurchase agreements)590 Portfolio Turnover Rate11% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	40.5%
Short-Term Investments	3.2%
Exchange-Traded Funds	5.7%
Treasuries	2.2%
Capital Markets	2.2%
Banks	2.4%
Semiconductors & Semiconductor Equipment	2.5%
Software	2.8%
Mortgage Related	4.4%
Mutual Funds	9.1%
Affiliated Mutual Funds	25.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2030 Fund from Natixis Sustainable Future 2030 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.46% from 0.52%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2030 Fund from Natixis Sustainable Future 2030 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.46% from 0.52%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000179039
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2035 Fund
Class Name	Class N
Trading Symbol	NSFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2035 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$13	0.26%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 21,858,097
Holdings Count | Holding	590
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$21,858,097 # of Portfolio Holdings (including overnight repurchase agreements)590 Portfolio Turnover Rate11% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	40.0%
Short-Term Investments	3.2%
Exchange-Traded Funds	6.4%
Interactive Media & Services	2.2%
Oil, Gas & Consumable Fuels	2.2%
Capital Markets	2.6%
Banks	2.8%
Semiconductors & Semiconductor Equipment	2.9%
Software	3.2%
Mortgage Related	3.3%
Mutual Funds	9.9%
Affiliated Mutual Funds	21.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2035 Fund from Natixis Sustainable Future 2035 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.47% from 0.53%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2035 Fund from Natixis Sustainable Future 2035 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.47% from 0.53%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000179040
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2040 Fund
Class Name	Class N
Trading Symbol	NSFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2040 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$14	0.27%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 25,538,637
Holdings Count | Holding	590
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$25,538,637 # of Portfolio Holdings (including overnight repurchase agreements)590 Portfolio Turnover Rate10% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	39.3%
Short-Term Investments	3.3%
Exchange-Traded Funds	6.9%
Financial Services	2.1%
Mortgage Related	2.2%
Interactive Media & Services	2.5%
Oil, Gas & Consumable Fuels	2.6%
Capital Markets	3.0%
Banks	3.2%
Semiconductors & Semiconductor Equipment	3.3%
Software	3.5%
Mutual Funds	10.7%
Affiliated Mutual Funds	17.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2040 Fund from Natixis Sustainable Future 2040 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2040 Fund from Natixis Sustainable Future 2040 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000179042
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2045 Fund
Class Name	Class N
Trading Symbol	NSFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2045 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$13	0.25%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 24,955,200
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$24,955,200 # of Portfolio Holdings (including overnight repurchase agreements)586 Portfolio Turnover Rate9% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	42.0%
Short-Term Investments	3.3%
Exchange-Traded Funds	7.4%
Financial Services	2.1%
Interactive Media & Services	2.5%
Oil, Gas & Consumable Fuels	2.6%
Capital Markets	3.0%
Banks	3.2%
Semiconductors & Semiconductor Equipment	3.3%
Software	3.6%
Mutual Funds	12.1%
Affiliated Mutual Funds	14.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2045 Fund from Natixis Sustainable Future 2045 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2045 Fund from Natixis Sustainable Future 2045 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000179044
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2050 Fund
Class Name	Class N
Trading Symbol	NSFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2050 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$14	0.27%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 24,719,983
Holdings Count | Holding	591
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$24,719,983 # of Portfolio Holdings (including overnight repurchase agreements)591 Portfolio Turnover Rate8% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	39.4%
Short-Term Investments	3.8%
Exchange-Traded Funds	8.4%
Insurance	2.0%
Financial Services	2.3%
Interactive Media & Services	2.7%
Oil, Gas & Consumable Fuels	2.8%
Capital Markets	3.3%
Banks	3.5%
Semiconductors & Semiconductor Equipment	3.6%
Software	3.9%
Affiliated Mutual Funds	11.1%
Mutual Funds	13.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2050 Fund from Natixis Sustainable Future 2050 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2050 Fund from Natixis Sustainable Future 2050 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000179046
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2055 Fund
Class Name	Class N
Trading Symbol	NSFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2055 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$14	0.26%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 19,799,524
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$19,799,524 # of Portfolio Holdings (including overnight repurchase agreements)581 Portfolio Turnover Rate10% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.1%
Short-Term Investments	3.5%
Exchange-Traded Funds	9.0%
Insurance	2.0%
Financial Services	2.3%
Interactive Media & Services	2.8%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	3.3%
Banks	3.6%
Semiconductors & Semiconductor Equipment	3.7%
Software	4.0%
Affiliated Mutual Funds	10.5%
Mutual Funds	14.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2055 Fund from Natixis Sustainable Future 2055 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2055 Fund from Natixis Sustainable Future 2055 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000179030
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2060 Fund
Class Name	Class N
Trading Symbol	NSFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2060 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$14	0.26%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 16,389,934
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,389,934 # of Portfolio Holdings (including overnight repurchase agreements)583 Portfolio Turnover Rate8% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.3%
Short-Term Investments	3.7%
Exchange-Traded Funds	8.9%
Insurance	2.0%
Financial Services	2.3%
Interactive Media & Services	2.7%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	3.3%
Banks	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Software	4.0%
Affiliated Mutual Funds	10.5%
Mutual Funds	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2060 Fund from Natixis Sustainable Future 2060 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2060 Fund from Natixis Sustainable Future 2060 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
C000232882
Shareholder Report [Line Items]
Fund Name	Natixis Target Retirement 2065 Fund
Class Name	Class N
Trading Symbol	NSFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Target Retirement 2065 Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$14	0.27%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet	$ 3,802,211
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,802,211 # of Portfolio Holdings (including overnight repurchase agreements)534 Portfolio Turnover Rate9% Total Advisory Fees Paid (after waiver/reimbursement)$0
Holdings [Text Block]

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.4%
Short-Term Investments	3.5%
Exchange-Traded Funds	9.0%
Insurance	2.0%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.8%
Interactive Media & Services	2.9%
Capital Markets	3.3%
Banks	3.5%
Semiconductors & Semiconductor Equipment	3.8%
Software	4.1%
Affiliated Mutual Funds	10.3%
Mutual Funds	14.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2065 Fund from Natixis Sustainable Future 2065 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Material Fund Change Name [Text Block]	Name Change: The Fund's name was changed to Natixis Target Retirement 2065 Fund from Natixis Sustainable Future 2065 Fund.
Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com